VESSELS AND EQUIPMENT, NET - Summary of Changes in Vessels and Equipment, Net (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Vessels and equipment [Roll Forward]
Transfer from newbuildings	$ 253,582	$ 227,336
Impairment loss	(1,080)	(1,066)	$ (985)
Depreciation	(92,148)	(78,093)	(63,433)
Vessels and Equipment
Vessels and equipment [Roll Forward]
Cost, beginning of period	2,398,654	1,873,795
Accumulated depreciation beginning balance	(183,651)	(114,856)
Vessels and equipment, net, beginning period	2,215,003	1,758,939
Additions	44,562	447,497
Disposals	(16,170)	(148,908)
Disposals depreciation	1,813	8,403
Property, plant and equipment, disposals, net	(14,357)	(140,505)
Transfer from newbuildings	253,581	227,336
Impairment loss	(1,080)	(1,066)
Depreciation	(91,253)	(77,198)
Balance, end of period	2,679,547	2,398,654	1,873,795
Accumulated depreciation ending balance	(273,091)	(183,651)	(114,856)
Vessels and equipment, net, ending period	$ 2,406,456	$ 2,215,003	$ 1,758,939